Employee Benefits - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Maximum contribution percentage by employee			90.00%		90.00%
Discretionary contribution by employer	$ 28	$ 13	$ 55	$ 25	$ 57	$ 62